Intangible Assets (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 21, 2020	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Purchase price in cash		$ 49,850	$ 333,369
MobileWellbeing ("MWB") [Member]
Disclosure of detailed information about intangible assets [line items]
Purchase price in cash	$ 25,000
Shares issued to acquire intangible assets	20,000
Additional shares issued to acquire intangible assets on ninetieth day of close	30,000
Consideration transferred for acquisition of intangible assets	$ 78,000
Percentage of royalty of gross sales	20.00%
Sales applicable to royalty	$ 2,500,000
Additional shares issued to acquire intangible assets on release of initial platforms	200,000
Amortization method		straight line
Estimated useful life intangible assets		5 years